Derivative Instruments - Fair Value of Outstanding Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative assets	$ 320	$ 66
Derivative liabilities	67	218
Foreign Exchange Contract | Not Designated as Hedging Instrument | Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	139	66
Foreign Exchange Contract | Not Designated as Hedging Instrument | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	64	124
Cash Flow Hedging | Foreign Exchange Contract | Designated as Hedging Instrument | Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	170	0
Cash Flow Hedging | Foreign Exchange Contract | Designated as Hedging Instrument | Other assets (non-current)
Derivatives, Fair Value [Line Items]
Derivative assets	11	0
Cash Flow Hedging | Foreign Exchange Contract | Designated as Hedging Instrument | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 3	$ 94